UNITED STATES
OMB APPROVAL

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
OMB Number: 3235-0456

Expires: June 30, 2009

FORM 24F-2
Estimated average burden

Annual Notice of Securities Sold
hours per response……2

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.
Name and address of issuer:

PRIMECAP Odyssey Funds

225 South Lake Avenue, Suite 400

Pasadena, CA 91101-3005

2.
The name of each series or class of securities for which this Form is filed

(If the Form is being filed for all series and classes of securites of the issuer,

check the box but do not list series or classes):
X

3.
Investment Company Act File Number:
811- 21597

Securities Act File Number:
333-117063

4(a).
Last day of fiscal year for which this Form is filed:

October 31, 2007

4(b).
[ ]
Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).
[ ]
Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

 SEC 2393 (6-02)

5.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the

fiscal year pursuant to section 24(f):
$
710,400,539

(ii)
Aggregate price of securities redeemed or

repurchased during the fiscal year:
$
117,758,806

(iii)
Aggregate price of securities redeemed or

repurchased during any prior fiscal year ending no

earlier than October 11, 1995 that were not

previously used to reduce registration fees payable

to the Commission:
$
0

(iv)
Total available redemption credits [add Items 5(ii) and 5(iii)]:
$
117,758,806

(v)
Net sales - if Item 5(i) is greater than Item 5(iv)

[subtract Item 5(iv) from Item 5(i)]:
$
592,641,733

(vi)
Redemption credits available for use in future years
$
(0
)

- if Item 5(i) is less than Item 5(iv) [subtract Item

5(iv) from Item 5(i)]:

(vii)
Multiplier for determining registration fee (See

Instruction C.9):
X
0.00393%

(viii)
Registration fee due [multiply Item 5(v) by Item

5(vii)] (enter "0" if no fee is due):
=
$
23,290.82

6.
Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the

Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : ____________.

7.
Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year

(see Instruction D):

+$
0

8.
Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$
23,290.82

9.
Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
January 11, 2008

Method of Delivery:

X
Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Karen Chen

Karen Chen - Chief Compliance Officer

Date
1/9/08